INTANGIBLE ASSETS - Movements in impairment of Intangible assets (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Value, at the beginning of the year	$ 112,388
Additions	(376)
Value, at the end of the year	104,026	$ 112,388
Allowance for obsolescence of inventories
Intangible assets
Value, at the beginning of the year	(6,317)	(3,400)
Additions	(215)	(2,917)
Decreases	296
Value, at the end of the year	$ (6,236)	$ (6,317)